Share-based Compensation - Summary of RSUs activity under the Share Incentive Plan (Detail) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of RSUs - Unvested, Beginning Balance	1,278,750	735,476	1,557,176
Number of RSUs - Granted	4,790,000	2,363,000	600,000
Number of RSUs - Vested	(1,949,250)	(1,819,726)	(1,421,700)
Number of RSUs - Forfeited		0	0
Number of RSUs - Unvested, Ending Balance	4,119,500	1,278,750	735,476	1,557,176
Weighted average grant date fair value - Unvested, Beginning Balance	$ 4.7774	$ 4.7523	$ 2.0941
Weighted average grant date fair value - Granted	10.6200	4.2912	5.3525
Weighted average grant date fair value - Vested	9.2469	4.1359	2.0941
Weighted average grant date fair value - Forfeited		0	0
Weighted average grant date fair value - Unvested, Ending Balance	$ 9.4561	$ 4.7774	$ 4.7523	$ 2.0941
Weighted average remaining contractual life (Years)	2 years 8 months 1 day	2 years 8 months 4 days	3 years 7 days	7 months 24 days
Expected to vest as of December 31, 2021	4,119,500